Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit)
The provision (benefit) for income taxes related to continuing operations consisted of the following (in thousands):

	For the year ended December 31, 2022	For the nine months ended December 31, 2021	For the three months ended March 31, 2021	For the year ended December 31, 2020
	Successor		Predecessor
Current expense
Federal	$384	$67	$18	$150
State	8	—	—	—
Subtotal	392	67	18	150
Deferred benefit
Federal	(13,953)	(6,085)	—	—
State	(3,571)	(1,164)	—	—
Subtotal	(17,524)	(7,249)	—	—
Provision (benefit) for income taxes	$(17,132)	$(7,182)	$18	$150

Schedule of Effective Income Tax Rate Reconciliation
The following table presents a reconciliation of the applicable statutory U.S. federal income tax rate to the effective tax rate (dollars in thousands):

	For the year ended December 31, 2022	For the nine months ended December 31, 2021	For the three months ended March 31, 2021	For the year ended December 31, 2020
	Successor		Predecessor
Tax expense (benefit) at federal statutory rate	$(72,030)	$(88,623)	$2,935	$3,181
Effect of:
Noncontrolling interest	54,414	64,236	(3,060)	(3,480)
Permanent differences	(17)	(1,872)	—	—
Goodwill impairment	—	21,719	—	—
State taxes	(3,531)	(1,236)	—	—
Valuation allowance	3,073	—	—	—
Other tax adjustments	959	(1,406)	143	449
Provision (benefit) for income taxes	$(17,132)	$(7,182)	$18	$150
Effective Tax Rate	4.99%	1.70%	0.13%	0.99%

Schedule of Deferred Tax Assets and Liabilities
Significant components of the Company's deferred tax assets and deferred tax liabilities are as follows (in thousands):

	December 31, 2022	December 31, 2021
Deferred tax assets
Loss carryforwards	$20,845	$8,582
Research and development tax credits	1,092	172
Earnout awards	5,183	—
TRA	983	9,107
Other	234	—
Gross deferred tax assets	28,337	17,861
Valuation allowance	(24,710)	(777)
Deferred tax assets, net of valuation allowance	3,627	17,084
Deferred tax liabilities
Investment in FoA Equity	4,428	35,345
Other	86	152
Gross deferred tax liabilities	4,514	35,497
Net deferred tax liability	$(887)	$(18,413)

Schedule of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns Roll Forward

	For the year ended December 31, 2022	For the nine months ended December 31, 2021	For the three months ended March 31, 2021	For the year ended December 31, 2020
	Successor		Predecessor
Unrecognized tax benefits—beginning of period	$74	$—	$—	$—
Increases on tax positions related to the current period	233	74	—	—
Unrecognized tax benefits—end of period	$307	$74	$—	$—